Investment Objectives and Goals	Jun. 30, 2025
Osterweis Fund
Prospectus [Line Items]
Risk/Return [Heading]	OSTERWEIS FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Osterweis Fund (the “Fund”) seeks long-term total returns.
Osterweis Strategic Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	OSTERWEIS STRATEGIC INCOME FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Osterweis Strategic Income Fund (the “Fund”) seeks to preserve capital and attain long-term total returns through a combination of current income and moderate capital appreciation.
Osterweis Growth & Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	OSTERWEIS GROWTH & INCOME FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Osterweis Growth & Income Fund (the “Fund”) seeks long-term total returns and capital preservation.
Osterweis Emerging Opportunity Fund
Prospectus [Line Items]
Risk/Return [Heading]	OSTERWEIS OPPORTUNITY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Osterweis Opportunity Fund (the “Fund”) seeks long-term capital appreciation.